Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
May 31, 2026
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets, Net
Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Receivable from third party payment platform	93,125	152,703
Advances to suppliers	81,246	84,861
Prepaid advertising fees	23,989	34,596
VAT recoverable	31,007	29,625
Interest receivables	26,282	25,314
Rental deposits	18,782	20,611
Prepaid rents (a)	10,690	18,028
Staff advances (b)	9,672	8,956
Deposits of advertising and decoration	1,958	208
Others	11,864	15,014

	308,615	389,916
Less: allowance for prepaid expenses and other current assets	(713)	(784)

	307,902	389,132

(a)	Prepaid rents represent the prepayment of rent related to leases less than 12 months.

(b)	Staff advances were provided to staff for travelling and business related use, and related expenditures are expensed as incurred.